Geneva SMID Cap Growth Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Apparel Retailers - 3.1%
Burlington Stores, Inc.(a)	4,091	$982,045

Building Climate Control - 6.8%
AAON, Inc.	12,743	956,362
Watsco, Inc.	2,557	1,214,319
		2,170,681

Building Materials Other - 3.0%
Trex Co., Inc.(a)	11,031	953,961

Building, Roofing/Wallboard and Plumbing - 3.3%
Advanced Drainage Systems, Inc.	6,172	1,070,780

Computer Services - 1.3%
EPAM Systems, Inc.(a)	2,351	418,313

Consumer Services Misc. - 5.8%
Copart, Inc.(a)	35,355	1,875,936

Defense - 4.6%
Axon Enterprise, Inc.(a)	5,264	1,482,711

Diversified Retailers - 2.1%
Ollie's Bargain Outlet Holdings, Inc.(a)	8,234	678,729

Electronic Equipment Gauges and Meters - 2.9%
Keysight Technologies, Inc.(a)	6,612	915,630

Engineering and Contracting Services - 4.3%
Exponent, Inc.	14,571	1,385,994

Food Products - 1.9%
J & J Snack Foods Corp.	3,698	601,702

Insurance Brokers - 3.0%
Ryan Specialty Holdings, Inc.	17,334	962,557

Investment Services - 1.2%
MarketAxess Holdings, Inc.	1,938	385,526

Medical Equipment - 4.9%
Globus Medical, Inc. - Class A(a)	10,241	687,273
Repligen Corp.(a)	5,953	887,533
		1,574,806

Medical Services - 2.3%
Certara, Inc.(a)	44,398	752,546

Medical Supplies - 2.7%
Bio-Techne Corp.	11,327	874,331

Metal Fabricating - 3.9%
RBC Bearings, Inc.(a)	4,248	1,254,349

Nondurable Household Products - 2.9%
Church & Dwight Co., Inc.	8,729	934,090

Production Technology Equipment - 2.0%
Novanta, Inc.(a)	4,041	655,289

Professional Business Support Services - 7.0%
ExlService Holdings, Inc.(a)	40,593	1,212,107
Fair Isaac Corp.(a)	799	1,030,654
		2,242,761

Property and Casualty Insurance - 2.7%
Kinsale Capital Group, Inc.	2,254	864,679

Real Estate Services - 3.2%
CoStar Group, Inc.(a)	13,334	1,042,319

Recreational Products - 3.2%
Pool Corp.	2,832	1,029,574

Semiconductors - 4.1%
Monolithic Power Systems, Inc.	1,787	1,314,571

Software - 9.3%
Alarm.com Holdings, Inc.(a)	8,138	532,306
Descartes Systems Group, Inc.(a)	9,508	877,874
DoubleVerify Holdings, Inc.(a)	20,083	365,511
Tyler Technologies, Inc.(a)	2,522	1,211,468
		2,987,159

Specialty Chemicals - 3.2%
Balchem Corp.	6,777	1,040,947

Transaction Processing Services - 1.4%
I3 Verticals, Inc. - Class A(a)	22,764	443,443
TOTAL COMMON STOCKS (Cost $27,828,678)		30,895,429

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Abiomed – J&J (a)(c)	169	184
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		184

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
First American Government Obligations Fund - Class X, 5.24%(d)	1,223,611	1,223,611
TOTAL SHORT-TERM INVESTMENTS (Cost $1,223,611)		1,223,611

TOTAL INVESTMENTS - 99.9% (Cost $29,052,289)		$32,119,224
Other Assets in Excess of Liabilities - 0.1%		24,801
TOTAL NET ASSETS - 100.0%		$32,144,025

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $184 or 0.0% of net assets as of May 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,895,429	$–	$–	$30,895,429
Contingent Value Rights	–	–	184	184
Short-Term Investments	1,223,611	–	–	1,223,611
Total Investments	$32,119,040	$–	$184	$32,119,224

Refer to the Schedule of Investments for additional information.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 8/31/2023	$175
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	9
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 5/31/2024	$184
Net change in unrealized appreciation of Level 3 assets as of May 31, 2024	$9

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock. This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techinques and inputs used.

Level 3 investments totaled 0.00% of the Fund's net assets.